Loss per share	12 Months Ended
Apr. 30, 2025
Net loss per share attributable to ordinary shareholders
Loss per share
16	Loss per share

Basic loss per share is the amount of losses available to each ordinary share outstanding during the reporting period. Diluted loss per share is the amount of losses available to each ordinary share outstanding during the financial year April 30,2025.

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Numerator:
Net loss available to ordinary shareholders	(2,359,844)	(5,137,064)	(3,934,994)
Denominator:
Weighted average ordinary Class A and Class B shares outstanding – basic and diluted	23,540,241	25,662,939	25,662,939
Loss per ordinary share:
Basic and diluted	(0.10)	(0.20)	(0.15)